KKR Series Trust

with respect to its series, KKR Alternative High Yield Fund
Supplement to the Prospectus dated January 30, 2013, as amended and supplemented to date

July 24, 2013

The Supplement updates certain information contained in the above-dated Prospectus for KKR Alternative High Yield Fund (the "Fund"), a series of KKR Series Trust (the "Trust").

On July 23, 2013, William C. Sonneborn tendered his resignation from his positions as the President and Chief Executive Officer of the Trust and the Chairman and Trustee of the Board of Trustees of the Trust, effective as of July 23, 2013. Mr. Sonneborn will also no longer be one of the investment professionals that has primary responsibility for the day-to-day management and oversight of the Fund. The Board of Trustees has appointed Suzanne Donohoe as President of the Fund effective July 23, 2013. In addition, Nathaniel M. Zilkha has become a portfolio manager of the Fund effective July 23, 2013. In connection with these changes, the Prospectus is hereby supplemented as follows:

All references to Mr. Sonneborn in this Prospectus and any supplement thereto are hereby deleted.

The first paragraph in the section entitled "Summary Information—Management—Investment Team" on page 9 of the Prospectus is deleted and replaced with the following:

Investment Team. The following investment professionals are primarily responsible for the day-to-day management and oversight of the Fund: Erik A. Falk, Christopher A. Sheldon and Nathaniel M. Zilkha. Mr. Falk is co-head of leveraged credit at the Adviser, as well as a member of the Adviser's Credit Investment Committees and Portfolio Management Committee. Mr. Sheldon is co-head of leveraged credit at the Adviser, as well as a member of the Adviser's Credit Investment Committees and Portfolio Management Committee. Mr. Zilkha is the head of Credit and co-head of special situations investing at the Adviser, as well as a member of the Adviser's Special Situations Investment Committee, Credit Investment Committees and Portfolio Management Committee. Messrs. Falk and Sheldon have managed the Fund since its inception and Mr. Zilka has managed the Fund since July 23, 2013.

The third paragraph in the section entitled "Management of the Fund—Investment Team" on page 27 of the Prospectus is deleted and replaced with the following:

Erik A. Falk (New York) joined KKR in 2008 and is co-head of leveraged credit. Mr. Falk is also a member of the Adviser's Credit Investment Committees and Portfolio Management Committee. Previously, Mr. Falk was a portfolio manager with responsibility across the Adviser's credit strategies covering a number of sectors, including industrials, energy, chemicals, business services and structured products. Prior to joining KKR, Mr. Falk was a Managing Director at Deutsche Bank Securities Inc. where he was most recently global co-head of the Securitized Products Group. Prior to that, Mr. Falk worked for Credit Suisse First Boston where he was a Director in the Asset Backed Securities department. Mr. Falk holds a B.S. and M.S. from Stanford University.

The fourth paragraph in the section entitled "Management of the Fund—Investment Team" on page 27 of the Prospectus is deleted and replaced with the following:

Christopher A. Sheldon (San Francisco) joined KKR in 2004 and is co-head of leveraged credit. Mr. Sheldon is also a member of the Adviser's Credit Investment Committees and Portfolio Management Committee. Prior to his current role at KKR, Mr. Sheldon was responsible for opening the Adviser's London office in 2007 and investing across a number of sectors within its credit businesses. Before joining KKR, Mr. Sheldon was a Vice President and Senior Investment Analyst with Wells Fargo's High Yield Securities Group; and previously worked at Young & Rubicam Advertising and at SFM Media Corporation in their media-planning department. Mr. Sheldon holds a B.A. from Denison University.

The fifth paragraph in the section entitled "Management of the Fund—Investment Team" on page 28 of the Prospectus is deleted and replaced with the following:

Nathaniel M. Zilkha (London) joined KKR in 2007 and is the head of Credit and co-head of special situations investing, which includes the Adviser's global activities in public and private distressed and structured principal investments. Mr. Zilkha is also a member of the Adviser's Special Situations Investment Committee, Credit Investment Committees and Portfolio Management Committee. Previously, he was a member of the healthcare industry team of KKR's private equity group. Prior to joining KKR, Mr. Zilkha was a member of the Principal Investment Area of Goldman, Sachs & Co., where he invested in private equity and principal debt transactions. He is currently on the board of directors of Harden Healthcare. Mr. Zilkha graduated cum laude and holds an A.B. from Princeton University.

Please retain this Supplement for future reference.

KKR Series Trust

with respect to its series, KKR Alternative High Yield Fund

Supplement to the Statement of Additional Information dated January 30, 2013, as amended and supplemented to date

July 24, 2013

The Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") for KKR Alternative High Yield Fund (the "Fund"), a series of KKR Series Trust (the "Trust").

On July 23, 2013, William C. Sonneborn tendered his resignation from his positions as the President and Chief Executive Officer of the Trust and the Chairman and Trustee of the Board of Trustees of the Trust, effective as of July 23, 2013. Mr. Sonneborn will also no longer be one of the investment professionals that has primary responsibility for the day-to-day management and oversight of the Fund. The Board of Trustees of the Fund has appointed Suzanne Donohoe as President of the Fund effective July 23, 2013. In addition, Nathaniel M. Zilkha has become a portfolio manager of the Fund effective July 23, 2013. In connection with these changes, the SAI is hereby supplemented as follows:

All references to Mr. Sonneborn in this SAI and any supplement thereto are hereby deleted.

The first row in the first table entitled "Interested Trustee" under the section entitled "Management of the Fund—Trustees and Officers—Interested Trustee" on page B-39 of the SAI is deleted in its entirety.

The table under the section entitled "Management of the Fund—Trustees and Officers—Principal Officers who are not Trustees" on page B-40 of the SAI is amended by adding the following row:

Name, Age and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience
Suzanne Donohoe (42)	President	Since July 2013

Global head of KKR's Client and Partner Group and Member of KKR (Since 2009); Head of Goldman Sachs Asset Management International (2008-2009); Head of Goldman Sachs Asset Management client business in North America (2006-2008).

The footnote in the table under the section entitled "Management of the Fund—Trustees and Officers—Principal Officers who are not Trustees" on page B-40 of the SAI is deleted and replaced with the following:

(1) "Independent Trustees" are those Trustees who are not "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund, and "Interested Trustees" are those Trustees who are "interested persons" of the Fund.

The first row under "Interested Trustee" in the table under the section entitled "Management of the Fund—Trustee Beneficial Ownership of Fund Shares" on page B-41 of the SAI is deleted in its entirety.

The third paragraph under the section entitled "Management of the Fund—Experience of Trustees" on page B-42 of the SAI is deleted in its entirety.

The first sentence of the first paragraph under the section entitled "Management of the Fund—Board Leadership Structure" on page B-43 of the SAI is deleted and replaced with the following:

The Board is currently composed of three Trustees, all of whom are Independent Trustees.

The second and third sentences of the second paragraph under the section entitled "Management of the Fund—Board Leadership Structure" on page B-43 of the SAI are deleted in their entirety.

The fourth sentence of the second paragraph under the section entitled "Management of the Fund—Board Leadership Structure" on page B-43 of the SAI is deleted and replaced with the following:

The Board does not, at the present time, have a lead Independent Trustee; the Board has determined that the compositions of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise.

The first row under "Interested Trustee" in the second table under the section entitled "Management of the Fund—Compensation" on page B-44 of the SAI and Footnote Number 2 are deleted in their entirety.

The second, third and fourth paragraphs in the section entitled "Investment Advisory and Other Services—Portfolio Management Team" on pages B-48 and B-49 of the SAI are deleted and replaced with the following:

Erik A. Falk (New York) joined KKR in 2008 and is co-head of leveraged credit. Mr. Falk is also a member of the Adviser's Credit Investment Committees and Portfolio Management Committee. Previously, Mr. Falk was a portfolio manager with responsibility across the Adviser's credit strategies covering a number of sectors, including industrials, energy, chemicals, business services and structured products. Prior to joining KKR, Mr. Falk was a Managing Director at Deutsche Bank Securities Inc. where he was most recently global co-head of the Securitized Products Group. Prior to that, Mr. Falk worked for Credit Suisse First Boston where he was a Director in the Asset Backed Securities department. Mr. Falk holds a B.S. and M.S. from Stanford University.

Christopher A. Sheldon (San Francisco) joined KKR in 2004 and is co-head of leveraged credit. Mr. Sheldon is also a member of the Adviser's Credit Investment Committees and Portfolio Management Committee. Prior to his current role at KKR, Mr. Sheldon was responsible for opening the Adviser's London office in 2007 and investing across a number of sectors within its credit businesses. Before joining KKR, Mr. Sheldon was a Vice President and Senior Investment Analyst with Wells Fargo's High Yield Securities Group; and previously worked at Young & Rubicam Advertising and at SFM Media Corporation in their media-planning department. Mr. Sheldon holds a B.A. from Denison University.

Nathaniel M. Zilkha (London) joined KKR in 2007 and is the head of Credit and co-head of special situations investing, which includes the Adviser's global activities in public and private distressed and structured principal investments. Mr. Zilkha is also a member of the Adviser's Special Situations Investment Committee, Credit Investment Committees and Portfolio Management Committee. Previously, he was a member of the healthcare industry team of KKR's private equity group. Prior to joining KKR, Mr. Zilkha was a member of the Principal Investment Area of Goldman, Sachs & Co., where he invested in private equity and principal debt transactions. He is currently on the board of directors of Harden Healthcare. Mr. Zilkha graduated cum laude and holds an A.B. from Princeton University.

The third table under the section entitled "Portfolio Managers—Other Accounts Managed by the Portfolio Managers" on page B-53 of the SAI is deleted and replaced with the following:

Nathaniel M. Zilkha(1)

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies	1	$2,000,000	None	None
Pooled Investment Vehicles Other Than Registered Investment Companies	2	$366,700,000	None	None
Other Accounts	5	$1,167,219,000	2	$196,740,000

(1) The information with respect to Mr. Zilkha is current as of March 31, 2013.

Please retain this Supplement for future reference.